Reserves for Future Policy Benefits and Contract Owner Account Balances (Tables)	12 Months Ended
Dec. 31, 2013
Insurance [Abstract]
Schedule of future policy benefits and contract owner account balances
Future policy benefits and contract owner account balances were as follows as of December 31, 2013 and 2012:

	2013	2012
Future policy benefits:
Individual and group life insurance contracts	$8,253.9	$8,132.4
Guaranteed benefits on annuity contracts, and payout contracts with life contingencies	4,931.7	6,371.5
Accident and health	912.8	989.7
Total	$14,098.4	$15,493.6

Contract owner account balances:
GICs	$2,581.9	$3,642.8
Universal life type contracts	16,851.5	16,915.0
Fixed annuities and payout contracts without life contingencies	37,563.5	37,577.2
Fixed indexed annuities	12,911.4	12,427.1
Total	$69,908.3	$70,562.1